Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Summary of Costs Incurred for Key Management Personnel	Key management personnel compensation comprised:

	2025	2024
Short-term benefits	15,247	14,360
Post-employment benefits	232	719
Equity-settled share-based payment transactions	11,008	8,207
	26,487	23,286